UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 38.1%
BANKS 13.1%
Ally Financial, 7.25%, due 2/7/33	427,388	$10,894,120
Ally Financial, 7.35%, due 8/8/32	252,185	6,458,458
Ally Financial, 7.30%, due 3/9/31, (PINES)	564,724	14,400,462
Bank of America Corp., 7.25%, Series L ($1,000 Par Value)(Convertible)	15,775	19,216,474
Bank of America Corp., 8.625%, Series VIII	170,937	4,358,893
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	738,959	18,584,819
Citigroup Capital XV, 6.50%, due 9/15/66, (TruPS)	134,927	3,390,715
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	184,886	4,677,616
CoBank ACB, 6.25%, 144A ($100 Par Value)(a)	276,000	29,471,639
Countrywide Capital IV, 6.75%, due 4/1/33	549,378	13,915,745
Countrywide Capital V, 7.00%, due 11/1/36	987,945	25,241,995
First Niagara Financial Group, 8.625%, Series B	229,881	6,753,904
First Republic Bank, 6.70%, Series A	59,545	1,619,028
Huntington Bancshares, 8.50%, due 12/31/49, Series A ($1,000 Par Value)(Convertible)	22,678	29,186,586
PNC Financial Services Group, 6.125%, Series P	735,506	20,351,451
PrivateBancorp, 7.125%, due 10/30/42	348,075	9,345,814
US Bancorp, 6.50%, Series F	130,399	3,893,714
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)	26,280	33,868,350
Zions Bancorp, 9.50%, Series C	438,569	11,337,009
Zions Bancorp, 7.90%, Series F	462,800	13,138,892
Zions Bancorp, 6.30%, Series G	412,100	11,023,675
		291,129,359
BANKS—FOREIGN 2.0%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	316,846	8,127,100
Deutsche Bank Contingent Capital Trust III, 7.60%	265,252	7,334,217
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	329,708	8,447,119
Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	242,440	5,411,261
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	285,625	6,340,875
Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	370,000	8,561,800
		44,222,372

	Number of Shares	Value
ELECTRIC—INTEGRATED 2.1%
DTE Energy Co., 6.50%, due 12/1/61	147,654	$4,067,868
Duke Energy Corp., 5.125%, due 1/15/73	244,700	6,212,933
Entergy Arkansas, 4.90%, due 12/1/52	278,700	7,048,323
Entergy Louisiana LLC, 5.25%, due 7/1/52	203,375	5,240,974
Interstate Power & Light Co., 5.10%, Series D	420,000	10,596,600
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	114,106	2,995,282
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H	139,701	3,633,623
SCE Trust I, 5.625%	271,600	7,140,364
		46,935,967
FINANCE 0.8%
INVESTMENT ADVISORY SERVICES 0.6%
Affiliated Managers Group, 6.375%, due 8/15/42	465,300	12,539,835
INVESTMENT BANKER/BROKER 0.2%
Raymond James Financial, 6.90%, due 3/15/42	153,040	4,256,042
TOTAL FINANCE		16,795,877
INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.3%
Stanley Black & Decker, 5.75%, due 7/25/52	240,000	6,336,000
INSURANCE 6.1%
LIFE/HEALTH INSURANCE—FOREIGN 0.7%
Aegon NV, 6.875% (Netherlands)	240,529	6,078,168
Aegon NV, 7.25% (Netherlands)	226,830	5,836,336
Aegon NV, 8.00%, due 2/15/42 (Netherlands)	98,987	2,840,927
		14,755,431
MULTI-LINE 1.7%
Allstate Corp/The, 5.10%, due 1/15/53	360,700	9,443,126
Hanover Insurance Group/The, 6.35%, due 3/30/53	366,500	9,235,800
Hartford Financial Services Group, 7.875%, due 4/15/42	662,960	19,955,096
		38,634,022
MULTI-LINE—FOREIGN 1.8%
ING Groep N.V., 7.05% (Netherlands)	289,570	7,375,348
ING Groep N.V., 7.20% (Netherlands)	392,933	9,992,286
ING Groep N.V., 7.375% (Netherlands)	676,129	17,173,677
ING Groep N.V., 8.50% (Netherlands)	234,865	6,118,233
		40,659,544

	Number of Shares	Value
REINSURANCE 0.7%
Reinsurance Group of America, 6.20%, due 9/15/42	550,000	$14,976,500
REINSURANCE—FOREIGN 1.2%
Arch Capital Group Ltd., 6.75% (Bermuda)	230,900	6,430,565
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	202,107	5,543,795
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)(b)	256,140	6,931,148
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	163,398	4,421,550
Montpelier Re Holdings Ltd., 8.875% (Bermuda)	140,175	3,959,944
		27,287,002
TOTAL INSURANCE		136,312,499
INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Qwest Corp., 7.00%, due 4/1/52	320,208	8,587,979
Qwest Corp., 7.00%, due 7/1/52	189,876	5,092,474
Qwest Corp., 7.375%, due 6/1/51	228,874	6,078,893
Qwest Corp., 7.50%, due 9/15/51	84,215	2,286,437
Telephone & Data Systems, 6.875%, due 11/15/59	137,957	3,599,298
Telephone & Data Systems, 7.00%, due 3/15/60	187,146	4,950,012
		30,595,093
PIPELINES 0.5%
NuStar Logistics LP, 7.625%, due 1/15/43	435,800	11,683,798
REAL ESTATE 10.9%
DIVERSIFIED 3.8%
Colony Financial, 8.50%, Series A	383,197	10,311,831
Coresite Realty Corp., 7.25%, due 12/12/17, Series A	406,311	10,645,348
Cousins Properties, 7.75%, Series A	199,343	5,111,155
Cousins Properties, 7.50%, Series B	83,350	2,116,673
DuPont Fabros Technology, 7.875%, Series A	318,329	8,572,600
Forest City Enterprises, 7.375%, due 2/1/34	445,000	11,316,350
Lexington Realty Trust, 7.55%, Series D	231,293	5,800,829
Retail Properties of America, 7.00%	506,582	12,821,591
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	4,090	5,258,840
Urstadt Biddle Properties, 7.125%, Series F	232,000	6,254,720
Vornado Realty Trust, 6.625%, Series G	99,255	2,496,263
Winthrop Realty Trust, 7.75%, due 8/15/22	137,374	3,571,724
		84,277,924

	Number of Shares	Value
HOTEL 2.7%
Chesapeake Lodging Trust, 7.75%, Series A	359,000	$9,994,560
Hersha Hospitality Trust, 8.00%, Series B	156,569	4,114,633
Hersha Hospitality Trust, 6.875%, Series C	199,569	5,116,949
Hospitality Properties Trust, 7.00%, Series C	130,410	3,315,022
Hospitality Properties Trust, 7.125%, Series D	93,809	2,522,524
LaSalle Hotel Properties, 7.50%, Series H	99,900	2,670,327
LaSalle Hotel Properties, 6.375%, Series I	280,000	6,935,600
Pebblebrook Hotel Trust, 7.875%, Series A	240,977	6,461,798
Pebblebrook Hotel Trust, 6.50%, Series C	210,000	5,176,500
Strategic Hotels & Resorts, 8.50%, Series A	65,136	1,612,116
Strategic Hotels & Resorts, 8.25%, Series B	8,291	204,871
Summit Hotel Properties, 7.125%	177,800	4,494,784
Sunstone Hotel Investors, 8.00%, Series D	256,870	6,853,292
		59,472,976
INDUSTRIALS 0.2%
First Potomac Realty Trust, 7.75%, Series A	192,001	4,992,026
MORTGAGE 0.3%
Annaly Capital Management, 7.50%, Series D	290,000	7,366,000
OFFICE 0.9%
CommonWealth REIT, 6.50%, Series D (Convertible)	227,859	5,452,666
Corporate Office Properties Trust, 7.375%, Series L	292,000	7,682,520
Hudson Pacific Properties, 8.375%, Series B	230,908	6,205,652
		19,340,838
RESIDENTIAL—MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 6.75%, Series C	226,688	5,866,686
SHOPPING CENTERS 2.8%
COMMUNITY CENTER 1.5%
Cedar Realty Trust, 7.25%, Series B	317,900	7,995,185
DDR Corp., 7.375%, Series H	369,387	9,315,940
DDR Corp., 6.50%, Series J	215,707	5,455,230
Kite Realty Group Trust, 8.25%, Series A	103,490	2,684,531
Saul Centers, 6.875%, Series C	268,731	7,032,690
		32,483,576
FREE STANDING 0.1%
Realty Income Corp., 6.625%, Series F	91,200	2,432,304
REGIONAL MALL 1.2%
CBL & Associates Properties, 7.375%, Series D	250,509	6,342,888

	Number of Shares	Value
Glimcher Realty Trust, 7.50%, due 11/20/49, Series H	214,700	$5,638,022
Pennsylvania REIT, 8.25%, Series A	232,069	6,166,073
Taubman Centers, 6.50%, Series J	65,000	1,689,350
Taubman Centers, 6.25%, Series K	280,000	6,997,200
		26,833,533
TOTAL SHOPPING CENTERS		61,749,413
TOTAL REAL ESTATE		243,065,863
TRANSPORT—MARINE 0.4%
Seaspan Corp., 9.50%, due 1/29/49, Series C (Hong Kong)	359,575	9,988,994
UTILITIES 0.5%
PPL Capital Funding, 5.90%, due 4/30/73, Series B	439,400	11,081,668
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$795,434,210)		848,147,490
PREFERRED SECURITIES—CAPITAL SECURITIES 58.7%
BANKS 12.7%
Bank of America Corp., 8.125%, Series M	3,500,000	3,955,711
Citigroup, 5.95%	20,650,000	21,450,187
Citigroup Capital III, 7.625%, due 12/1/36	3,000,000	3,570,000
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a)	45,000	2,313,284
Countrywide Capital III, 8.05%, due 6/15/27, Series B	3,000,000	3,851,250
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(a)	14,750,000	15,616,562
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	14,200	18,060,625
Goldman Sachs Capital I, 6.345%, due 2/15/34	25,811,000	26,970,637
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)	28,750,000	24,257,812
Goldman Sachs Capital III, 4.00%, Series F (FRN)	18,080,000	15,074,200
JP Morgan Chase & Co., 7.90%, Series I	61,100,000	70,267,994
M&T Capital Trust II, 8.277%, due 6/1/27	6,000,000	6,075,000
PNC Financial Services Group, 6.75%, due 7/29/49	9,000,000	10,340,640
Regions Financial Corp., 7.375%, due 12/10/37	12,095,000	13,606,875
Wells Fargo & Co., 7.98%, Series K	40,120,000	46,363,675
		281,774,451
BANKS—FOREIGN 15.4%
Abbey National Capital Trust I, 8.963%, due 12/29/49	11,232,000	13,141,440
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(a)	27,800,000	33,777,000
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	4,100,000	5,415,884

	Number of Shares	Value
Barclays Bank PLC, 6.278%, due 12/31/49 (United Kingdom)	5,550,000	$5,379,154
Barclays Bank PLC, 6.86%, due 12/31/49, 144A (United Kingdom)(a)	14,600,000	15,512,500
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)	23,500,000	23,235,625
BNP Paribas, 7.195%, 144A (France)(a)	15,000,000	15,525,000
BPCE SA, 9.00%, (France) (EUR)	6,000,000	8,098,733
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)	9,804,000	10,527,045
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	11,400,000	12,226,500
HBOS Capital Funding LP, 6.85% (United Kingdom)	27,933,000	26,612,663
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a)	25,054,000	35,388,775
LBG Capital No.1 PLC, 8.00%, 144A (United Kingdom)(a)	14,200,000	15,250,502
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(a)	5,350,000	4,868,500
Rabobank Nederland, 8.40% (Netherlands)	24,150,000	26,164,255
Rabobank Nederland, 11.00%, due 6/29/49, 144A (Netherlands)(a)	14,830,000	19,958,644
RBS Capital Trust B, 6.80% (United Kingdom)	12,000,000	11,268,000
RBS Capital Trust II, 6.425%	7,928,000	7,036,100
Royal Bank of Scotland Group PLC, 5.50%, due 11/29/49 (United Kingdom) (EUR)	2,000,000	1,886,885
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN) (Cayman Islands)(a)	4,000,000	5,231,800
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	8,558,255
Standard Chartered PLC, 7.014%, due 7/29/49, 144A (United Kingdom)(a)	9,250,000	9,899,840
UBS AG, 7.625%, due 8/17/22 (Switzerland)	25,000,000	27,984,175
		342,947,275
ELECTRIC—INTEGRATED 0.4%
Electricite de France SA, 5.25%, 144A (FRN) (France)(a)	10,000,000	9,953,270
FINANCE 4.2%
CREDIT CARD 0.3%
American Express Co., 6.80%, due 9/1/66	5,455,000	5,898,219

	Number of Shares	Value
DIVERSIFIED FINANCIAL SERVICES 3.8%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)	18,100,000	$18,702,368
General Electric Capital Corp., 7.125%, Series A	32,600,000	37,981,641
General Electric Capital Corp., 6.25%, due 12/15/49, Series B	24,600,000	27,049,028
		83,733,037
INVESTMENT BANKER/BROKER 0.1%
Charles Schwab Corp., 7.00%, due 12/31/49	2,700,000	3,146,466
TOTAL FINANCE		92,777,722
INSURANCE 20.0%
LIFE/HEALTH INSURANCE 8.6%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a)	39,370,000	49,999,900
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a)	15,450,000	21,050,625
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	4,800,000	5,124,000
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	21,462,000	27,095,775
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	26,845,000	37,583,000
Provident Financing Trust I, 7.405%, due 3/15/38	16,300,000	17,714,498
Prudential Financial, 5.625%, due 6/15/43, (FRN)	32,175,000	33,462,000
		192,029,798
LIFE/HEALTH INSURANCE—FOREIGN 1.7%
Dai-Ichi Mutual Life, 7.25%, due 12/29/49, 144A (Japan)(a)	10,000,000	11,309,440
Friends Life Group PLC, 7.875% (United Kingdom)	9,500,000	10,105,625
Nippon Life Insurance Co., 5.00%, due 10/18/42, 144A (Japan)(a)	2,600,000	2,661,110
Prudential PLC, 7.75%, due 6/23/16 (United Kingdom)	13,155,000	14,215,622
		38,291,797
MULTI-LINE 2.1%
American International Group, 8.175%, due 5/15/58, (FRN)	34,277,000	46,316,796
MULTI-LINE—FOREIGN 2.1%
Aviva PLC, 8.25% (United Kingdom)	8,350,000	9,015,913
AXA SA, 8.60%, due 12/15/30 (France)	11,000,000	14,140,643
AXA SA, 6.379%, due 12/31/49, 144A (France)(a)	10,250,000	10,224,375
AXA SA, 6.463%, 144A (France)(a)	6,300,000	6,284,250

	Number of Shares	Value
Cloverie PLC, 8.25%, due 12/31/49 (Ireland)	5,800,000	$6,688,867
		46,354,048
PROPERTY CASUALTY 1.7%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a)	5,505,000	5,697,675
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	27,792,000	32,516,640
		38,214,315
PROPERTY CASUALTY—FOREIGN 1.4%
Achmea BV, 6.00%, due 4/4/43, Series EMTN (Netherlands)	2,000,000	2,592,543
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a)	15,036,000	16,868,798
Sompo Japan Insurance, 5.325%, due 3/28/73, 144A (Japan)(a)	11,100,000	11,088,900
		30,550,241
REINSURANCE 0.2%
Reinsurance Group of America, 6.75%, due 12/15/65	5,500,000	5,575,625
REINSURANCE—FOREIGN 2.2%
Aquarius + Investments PLC, 8.25% (Switzerland)	11,980,000	12,977,695
Catlin Insurance Co., 7.249%, due 12/31/49, 144A (Bermuda)(a)	16,900,000	17,491,500
QBE Capital Funding III Ltd., 7.25%, 144A (Australia)(a)	8,150,000	8,570,662
Swiss Re Capital I LP, 6.854%, 144A (Switzerland)(a)	5,800,000	6,168,300
Swiss Reinsurance Co., Ltd., 7.635%, due 12/31/49, Series I (Australia) (AUD)	3,000,000	3,173,333
		48,381,490
TOTAL INSURANCE		445,714,110
INTEGRATED TELECOMMUNICATIONS SERVICES 1.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	28,162	35,272,905
OIL & GAS EXPLORATION & PRODUCTION 0.3%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)	5,000,000	6,697,670
PIPELINES 2.5%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	19,403,000	22,334,813

	Number of Shares	Value
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	14,325,000	$16,634,161
Enterprise Products Operating LP, 8.375%, due 8/1/66	15,276,000	17,580,354
		56,549,328
UTILITIES 1.6%
ELECTRIC UTILITIES 0.6%
FPL Group Capital, 7.30%, due 9/1/67, Series D	12,200,000	13,799,151
MULTI-UTILITIES 1.0%
Dominion Resources, 7.50%, due 6/30/66, Series A	7,495,000	8,325,491
PPL Capital Funding, 6.70%, due 3/30/67, Series A	12,638,000	13,439,616
		21,765,107
TOTAL UTILITIES		35,564,258
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,209,927,870)		1,307,250,990

	Principal Amount
CORPORATE BONDS 1.3%
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	$8,400,000	9,278,321
INTEGRATED TELECOMMUNICATIONS SERVICES 0.9%
CenturyLink, 7.65%, due 3/15/42	7,850,000	7,606,603
Citizens Communications Co., 9.00%, due 8/15/31	10,850,000	11,256,875
		18,863,478
TOTAL CORPORATE BONDS (Identified cost—$26,912,690)		28,141,799

		Number of Shares	Value
SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)		15,600,805	$15,600,805
Federated Government Obligations Fund, 0.01%(c)		15,601,065	15,601,065
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$31,201,870)			$31,201,870
TOTAL INVESTMENTS (Identified cost—$2,063,476,640)	99.5%		2,214,742,149
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		11,831,763
NET ASSETS	100.0%		$2,226,573,912

Forward foreign currency exchange contracts outstanding at March 28, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	EUR	25,068,234	USD	32,782,983	4/3/13	$649,247
Brown Brothers, Harriman	GBP	5,686,890	USD	8,629,003	4/3/13	(11,941)
Brown Brothers, Harriman	AUD	3,073,320	USD	3,139,565	4/3/13	(60,223)
Brown Brothers, Harriman	EUR	5,042,043	USD	6,529,244	4/3/13	66,097
Brown Brothers, Harriman	AUD	3,043,680	USD	3,167,049	5/2/13	4,977
Brown Brothers, Harriman	EUR	19,309,050	USD	24,794,365	5/3/13	38,217
Brown Brothers, Harriman	GBP	5,659,680	USD	8,593,658	5/2/13	(4,573)
Brown Brothers, Harriman	USD	3,590,538	EUR	2,761,039	4/3/13	(51,298)
Brown Brothers, Harriman	USD	3,428,698	EUR	2,633,854	4/3/13	(52,491)
Brown Brothers, Harriman	USD	5,762,979	EUR	4,471,134	4/3/13	(31,652)
Brown Brothers, Harriman	USD	3,740,483	EUR	2,887,690	4/3/13	(38,895)
Brown Brothers, Harriman	USD	3,204,517	AUD	3,073,320	4/3/13	(4,729)
Brown Brothers, Harriman	USD	22,284,087	EUR	17,356,560	4/3/13	(35,567)
Brown Brothers, Harriman	USD	8,636,680	GBP	5,686,890	4/3/13	4,264
						$471,433

Glossary of Portfolio Abbreviations
AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
PINES	Public Income Notes
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*                 March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

(a)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 23.9% of the net assets of the Fund, of which 0.0% are illiquid.

(b)         A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $3,517,800 in aggregate has been segregated as collateral.

(c)          Rate quoted represents the seven-day yield of the fund.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$291,129,359	$261,657,720	$29,471,639	$—
Preferred Securities - $25 Par Value - Insurance - Multi-Line	38,634,022	29,398,222	—	9,235,800	(b)
Preferred Securities - $25 Par Value - Real Estate - Diversified	84,277,924	79,019,084	5,258,840	—
Preferred Securities - $25 Par Value - Other Industries	434,106,185	434,106,185	—	—
Preferred Securities - Capital Securities - Banks	281,774,452	—	263,713,827	18,060,625	(c)
Preferred Securities - Capital Securities - Insurance - Property Casualty - Foreign	30,550,241	—	16,868,798	13,681,443	(b)
Preferred Securities - Capital Securities - Other Industries	994,926,297	—	994,926,297	—
Corporate Bonds	28,141,799	—	28,141,799	—
Money Market Funds	31,201,870	—	31,201,870	—
Total Investments(d)	$2,214,742,149	$804,181,211	$1,369,583,070	$40,977,868
Forward foreign currency exchange contracts	762,802	—	762,802	—
Total Appreciation Other Financial Instruments(d)	$762,802	$—	$762,802	$—
Forward foreign currency exchange contracts	(291,369)	—	(291,369)	—
Total Depreciation in Other Financial Instruments(d)	$(291,369)	$—	$(291,369)	$—

(a)         Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)         Valued utilizing an independent broker quote.

(c)          Valued by a pricing service which utilized independent broker quotes.

(d)         Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total Investments in Securities	Preferred Securities - $25 Par Value - Insurance - Multi- Line	Preferred Securities - Capital - Banks	Preferred Securities - Capital - Insurance - Property Casualty - Foreign
Balance as of December 31, 2012	$17,727,812	$—	$17,727,812	$—
Purchases	39,259,916	9,162,500	—	30,097,416
Sales	(16,389,750)	—	—	(16,389,750)
Realized loss	(10,250)	—	—	(10,250)
Change in unrealized appreciation (depreciation)	390,140	73,300	332,813	(15,973)
Balance as of March 28, 2013	$40,977,868	$9,235,800	$18,060,625	$13,681,443

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $390,140.

Note 3. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 28, 2013:

Forward foreign currency exchange contracts	$471,433

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 28, 2013:

Forward Foreign Currency Exchange Contracts
Average Notional Balance	$44,247,678
Ending Notional Balance	36,555,072

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,063,476,640
Gross unrealized appreciation	$153,726,700
Gross unrealized depreciation	(2,461,191)
Net unrealized appreciation	$151,265,509

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 28, 2013